SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 15,714,021	$ 4,816,756
Less accumulated depreciation	(2,546,486)	(1,911,719)
Property and equipment, net	13,167,535	2,905,037
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	12,995,494	4,816,756
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	6,128
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	20,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	988,100
Land [Member]
Property, Plant and Equipment [Line Items]
Subtotal	980,129
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 724,170